Income Taxes - Summary Of Company's Current And Deferred Income Tax Provision (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current provision:
Federal	$ 20.4	$ 3.2	$ 5.7
States	5.6	(0.5)	3.2
International	12.6	10.0	7.2
Total current provision	38.6	12.7	16.1
Deferred provision:
Federal	(3.4)	0.4	0.9
States	0.3	(0.1)	0.3
International	(1.3)	1.3	0.0
Total deferred provision	(4.4)	1.6	1.2
Total provision for income taxes	$ 34.2	$ 14.3	$ 17.3